Commitments and Contingencies	12 Months Ended
Aug. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
20.	COMMITMENTS AND CONTINGENCIES

Lease obligations

The Group leases certain school and office premises under non-cancelable operating leases. The term of each lease agreement vary and may contain renewal options. Rental payments under operating leases are charged to expense on the straight-line basis over the period of the lease. Rental expenses under operating leases for the years ended August 31, 2016, 2017 and 2018 were RMB 15,181, RMB 20,195 and RMB 28,134, respectively.

Future rental commitments under non-cancelable operating leases as of August 31, 2018 were as follows:

RMB
Year ending August 31:
2019	38,990
2020	31,809
2021	21,650
2022	17,020
2023	13,605
Thereafter	132,415

255,489

Capital commitment

As of August 31, 2018, future minimum capital commitments under non-cancelable construction contracts were as follows:

RMB
Capital commitment for construction of schools	53,202